UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                              Bingham McCutchen LLP
             3000 K Street, N.W., Suite 300, Washington, D.C. 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

FHA Permanent Securities (4.2% of net assets)

                      Interest Rate            Maturity Dates         Face Amount     Amortized Cost           Value
====================================================================================================================
Single Family

                          7.75%             Jul-2021-Aug-2021           $      36          $      36       $      36
                          8.00%                      Jul-2021                  34                 34              34
--------------------------------------------------------------------------------------------------------------------
                                                                               70                 70              70
--------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                          5.25%                      Mar-2024               5,164              5,192           5,045
                          5.60%                      Jun-2038               2,886              2,891           2,890
                          5.62%                      Jun-2014                 744                743             738
                          5.65%                      Oct-2038               2,214              2,285           2,211
                          5.87%                      Jun-2044               1,971              1,972           2,018
                          6.02%                      Jun-2035               7,007              7,008           7,198
                          6.40%                      Jul-2046               4,113              4,113           4,431
                          6.66%                      May-2040               5,763              5,764           5,906
                          6.70%                      Dec-2042               6,020              6,020           6,326
                          6.75%             Feb-2039-Jul-2040               6,488              6,457           6,900
                          6.88%                      Apr-2031              28,706             28,392          29,905
                          7.00%                      Jun-2039               6,045              6,086           6,203
                          7.05%                      Jul-2043               5,334              5,334           5,740
                          7.13%                      Mar-2040               7,902              7,875           8,604
                          7.20%             Dec-2033-Oct-2039              10,092             10,092          10,975
                          7.50%                      Sep-2032               1,630              1,633           1,839
                          7.70%                      Oct-2039              12,119             12,057          12,548
                          7.75%                      Oct-2038               1,397              1,390           1,422
                          7.88%                      Jul-2038               5,074              5,075           5,074
                          7.93%                      Apr-2042               2,898              2,898           3,348
                          8.15%                      Mar-2037               1,194              1,310           1,266
                          8.27%                      Jun-2042               2,534              2,534           2,831
                          8.38%                      Feb-2007                 209                219             210
                          8.40%                      Apr-2012                 709                709             712
                          8.75%             Jul-2036-Aug-2036              11,836             11,785          11,852
                          8.80%                      Oct-2032               5,353              5,353           5,353
                          8.88%                      May-2036               2,403              2,369           2,413
--------------------------------------------------------------------------------------------------------------------
                                                                          147,805            147,556         153,958
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
          Total FHA  Permanent Securities                               $ 147,875          $ 147,626       $ 154,028
====================================================================================================================

Schedule of Portfolio Investments

September 30, 2006  (Dollars in thousands;unaudited)

FHA Construction Securities and Commitments (0.5% of net assets)

                          Interest Rates(2)                       Commitment
                     Permanent    Construction    Maturity Date     Amount        Face Amount     Amortized Cost        Value
==============================================================================================================================
Multifamily(1)

                         5.35%           5.35%       Mar-2047      $  8,050          $  8,050           $  8,060      $  7,943
                         5.55%           5.55%       May-2042         8,950             8,950              8,954         8,966
------------------------------------------------------------------------------------------------------------------------------
                                                                     17,000            17,000             17,014        16,909
------------------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)

                         5.89%           5.89%       Mar-2038         5,350                --                 --           106
------------------------------------------------------------------------------------------------------------------------------
                                                                      5,350                --                 --           106
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
         Total FHA Construction Securities and Commitments         $ 22,350          $ 17,000           $ 17,014      $ 17,015
==============================================================================================================================

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

Ginnie Mae Securities and Commitments (28.5% of net assets)

                                                                 Commitment
             Interest Rate                Maturity Dates           Amount            Face Amount       Amortized Cost         Value
===================================================================================================================================
Single Family

                   3.75%                          Dec-2033                           $    15,817          $    15,743   $    15,688
                   4.00%                 Feb-2033-Aug-2033                                 7,950                8,002         8,013
                   4.13%                 Nov-2032-Oct-2033                                11,288               11,391        11,360
                   5.50%                 Jan-2033-Aug-2033                                11,162               11,286        11,115
                   6.00%                 Jan-2032-Jun-2033                                 5,729                5,926         5,814
                   6.50%                 Jul-2028-Dec-2028                                   469                  469           484
                   7.00%                 Nov-2016-Jan-2030                                 8,867                9,068         9,176
                   7.50%                 Apr-2013-Aug-2030                                 8,533                8,727         8,886
                   8.00%                 Nov-2009-Nov-2030                                 3,580                3,668         3,776
                   8.50%                 Nov-2009-Aug-2027                                 3,019                3,087         3,247
                   9.00%                 May-2016-Jun-2025                                   874                  896           954
                   9.50%                 Sep-2021-Sep-2030                                   292                  297           325
                  10.00%                          Jun-2019                                     1                    1             1
                  13.00%                          Jul-2014                                     1                    1             1
                  13.25%                          Dec-2014                                     1                    1             1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          77,583               78,563        78,841
-----------------------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                  2.91%                  Jun-2018-Aug-2020                                 8,205                8,124         7,800
                  3.53%                           Jan-2032                                 1,365                1,303         1,302
                  3.61%                           May-2018                                18,536               18,190        17,904
                  3.62%                           May-2017                                24,301               23,465        23,360
                  3.65%                  Sep-2017-Oct-2027                                19,613               19,386        18,794
                  3.96%                           May-2032                                 1,000                  945           958
                  4.25%                           Feb-2031                                 6,000                5,969         5,792
                  4.26%                           Jul-2029                                 3,000                2,992         2,877
                  4.43%                  Apr-2034-Jun-2034                               109,471              107,191       102,513
                  4.49%                           Apr-2023                                 8,531                8,531         8,280
                  4.57%                           Sep-2027                                10,000                9,998         9,714
                  4.59%                           May-2033                                16,300               16,291        15,986
                  4.65%                           Mar-2026                                   454                  452           448
                  4.66%                           Dec-2030                                23,617               23,552        22,851
                  4.70%                           Dec-2024                                13,310               12,997        13,040
                  4.71%                           May-2025                                33,294               33,283        32,523
                  4.78%                           Apr-2034                                28,740               30,048        28,287
                  4.88%                           Mar-2036                                10,000               10,009         9,701
                  4.92%                           May-2034                                45,000               44,873        43,735
                  5.00%                           Dec-2033                                 5,343                5,401         5,237
                  5.05%                           Nov-2028                                32,000               32,103        31,826
                  5.08%                           Jan-2030                                24,908               24,402        24,807
                  5.12%                           Feb-2037                                10,000               10,184         9,798
                  5.13%                           Jul-2024                                12,000               11,968        11,963
                  5.15%                           Jun-2023                                36,418               37,121        35,867
                  5.21%                           Jan-2045                                 5,756                5,758         5,701
                  5.25%                  Feb-2031-Oct-2044                                77,125               77,038        76,988
                  5.30%                           Apr-2039                                55,000               54,097        54,700
                  5.32%                  Aug-2030-Dec-2037                                55,000               54,017        54,945

                  5.38%                           Apr-2025                                   507                  524           519
                  5.40%                           Nov-2015                                 1,088                1,092         1,085
                  5.50%                  Sep-2023-Jul-2033                                37,815               39,637        38,216
                  5.55%                  May-2026-Mar-2045                                31,844               32,003        32,128
                  5.58%                  May-2031-Oct-2031                                94,583               94,986        95,781
                  5.68%                           Jul-2027                                15,152               15,138        15,443
                  5.71%                           Jan-2045                                 7,332                7,333         7,517
                  5.75%                           Sep-2027                                 3,288                3,352         3,435
                  5.84%                           May-2041                                11,795               12,426        12,429
                  5.88%                           Mar-2024                                 5,617                5,618         5,636
                  6.00%                           Jan-2046                                 3,675                3,678         3,933
                  6.05%                           Jun-2043                                 6,088                6,088         6,394
                  6.11%                           Nov-2021                                   437                  437           438
                  6.26%                           Apr-2027                                10,000               10,776        10,411
                  6.38%                           Mar-2026                                10,000               10,296        10,479
                  6.41%                           Aug-2023                                 3,464                3,464         3,557
                  7.00%                           Jun-2043                                28,604               28,604        30,638
                  8.75%                           Dec-2026                                 3,974                3,974         3,974
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         969,550              969,114       959,710
-----------------------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)

                  5.25%                           Jul-2036               8,173                --                   61            57
                  5.75%                  Dec-2026-Jul-2037               7,357                --                   52           299
                  5.85%                           Dec-2037               3,250                --                   --           125
                  7.50%                           Dec-2043              23,300                --                   93           233
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        42,080                --                  206           714
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
             Total Ginnie Mae Securities and Commitments              $ 42,080       $ 1,047,133          $ 1,047,883   $ 1,039,265
===================================================================================================================================

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

Ginnie Mae Construction Securities and Commitments (7.1% of net assets)

              Interest Rates(2)                                        Commitment
        Permanent       Construction             Maturity Date           Amount          Face Amount    Amortized Cost         Value
====================================================================================================================================
Multifamily(1)

          4.70%             4.70%                  Jan-2047(3)          $   6,035         $    6,035        $    6,035     $   5,864
          4.74%             4.74%                  Feb-2045(3)              6,418              5,779             5,584         5,553
          4.83%             4.83%                  May-2046(3)              5,650              5,650             5,650         5,496
          4.88%             4.88%                  Jun-2045                35,000             34,054            34,236        32,977
          4.94%             4.94%                  May-2046(3)              4,000              4,000             4,005         3,918
          5.10%             5.10%                  Oct-2046                25,363             22,824            22,957        22,972
          5.20%             5.20%                  Apr-2047                26,236             20,495            20,760        20,142
          5.21%             5.21%                  Jan-2047(3)             16,188              9,912             9,782         9,854
          5.34%             5.34%                  Mar-2046                11,340             10,178            10,195        10,203
          5.46%             5.46%                  Feb-2047                 3,165                287               310           359
          5.51%             5.51%                  Apr-2046                27,944             27,360            28,015        28,191
          5.62%             5.62%                  Mar-2046(3)              8,200              7,637             7,890         7,978
          5.75%             5.75%                  Aug-2046                18,424             17,178            17,194        17,816
          5.85%             5.85%                  Nov-2045                 2,091              1,974             1,976         2,051
          6.22%             5.75%                  Aug-2035                14,599             11,844            11,854        12,675
          6.25%             6.25%                  Feb-2034                 4,890                425               700           834
          6.60%             6.60%                  May-2043                17,793             16,296            15,889        17,392
          7.75%             7.25%                  Aug-2035                51,779             51,780            51,534        55,922
------------------------------------------------------------------------------------------------------------------------------------
      Total Ginnie Mae Construction Securities and Commitments          $ 285,115         $  253,708        $  254,566     $ 260,197
====================================================================================================================================

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

Fannie Mae Securities (35.6 % of net assets)

       Interest Rate            Maturity Dates        Face Amount     Amortized Cost          Value
===================================================================================================
Single Family

            3.97%                     Aug-2033        $     1,789        $     1,783    $     1,755
            4.00%                     Jul-2033             12,581             12,668         12,393
            4.05%                     Jul-2033              6,053              6,002          5,968
            4.27%                     May-2033              6,548              6,593          6,479
            4.28%                     Aug-2033              5,281              5,269          5,218
            4.30%                     Aug-2033             17,029             16,984         16,845
            4.50%            Jun-2018-Feb-2019             15,439             15,680         14,932
            4.55%                     Nov-2033             15,345             15,359         15,208
            4.59%                     Aug-2034                835                841            827
            5.00%            Jul-2018-Jul-2035             74,242             74,523         72,298
            5.50%            Jul-2017-Aug-2036            206,867            208,541        204,491
            6.00%            Apr-2016-May-2036            219,796            222,353        220,989
            6.50%            Nov-2016-Jun-2036             60,264             61,070         61,439
            7.00%            Nov-2013-May-2032              8,421              8,521          8,660
            7.50%            Nov-2016-Sep-2031              2,914              2,899          3,031
            8.00%            Jan-2007-May-2031              1,902              1,929          1,987
            8.50%            Nov-2009-Apr-2031              1,390              1,415          1,477
            9.00%            Jul-2009-May-2025                404                407            430
---------------------------------------------------------------------------------------------------
                                                          657,100            662,837        654,427
---------------------------------------------------------------------------------------------------

Multifamily(1)

            4.10%                     Jun-2027              9,498              9,287          9,172
            4.22%                     Jul-2018              5,055              4,698          4,790
            4.48%                     Oct-2031             22,711             22,715         22,247
            4.66%            Jul-2021-Sep-2033              8,693              8,821          8,250
            4.67%                     Aug-2033              9,600              9,582          9,145
            4.72%                     Mar-2014              6,326              6,007          6,171
            4.99%            Mar-2021-Aug-2021             42,379             42,360         41,359
            5.15%                     Oct-2022              4,756              4,798          4,740
            5.29%                     Apr-2016             19,903             19,546         20,120
            5.36%                     Feb-2016              5,000              5,019          5,027
            5.43%                     Nov-2013              1,418              1,416          1,418
            5.44%                     Mar-2016              3,977              4,057          4,061
            5.45%                     May-2033              3,282              3,327          3,296
            5.52%                     May-2016             23,109             22,689         23,703
            5.59%                     May-2017              7,574              7,608          7,820
            5.60%            Feb-2018-Jan-2024             12,985             12,987         13,354
            5.62%                     Jun-2011             28,946             28,584         29,100
            5.70%            Mar-2009-Jun-2016              7,105              7,413          7,237
            5.80%                     May-2018(4)          42,489             42,113         44,329
            5.85%                     Oct-2008                943                968            944
            5.86%                     Dec-2016                422                427            437
            5.92%                     Dec-2016                420                426            434
            5.96%                     Jan-2029                492                503            513
            6.03%                     Jun-2017              1,935              2,079          2,051

            6.06%                     Jul-2034             10,732             11,203         11,278
            6.10%                     Apr-2011              2,806              2,867          2,909
            6.13%                     Dec-2016              3,741              4,040          3,989
            6.14%                     Sep-2033                325                351            347
            6.15%                     Oct-2032              3,749              3,855          3,972
            6.16%                     Aug-2013             12,301             13,162         12,447
            6.19%                     Jul-2013              5,000              5,358          5,240
            6.22%                     Aug-2032              1,915              1,984          2,038
            6.23%                     Sep-2034              1,564              1,666          1,666
            6.27%                     Jan-2012              2,143              2,171          2,254
            6.28%                     Nov-2028              3,492              3,784          3,726
            6.35%            Jun-2020-Aug-2032             29,000             30,389         30,391
            6.38%                     Jul-2021              5,990              6,218          6,562
            6.39%                     Apr-2019              1,042              1,121          1,124
            6.41%                     Aug-2013              1,968              2,092          2,003
            6.42%                     Apr-2011              1,409              1,484          1,435
            6.44%            Apr-2014-Dec-2018             47,547             48,112         52,052
            6.50%                     Jun-2016              2,868              2,867          3,046
            6.52%            Jul-2008-May-2029              6,100              6,799          6,652
            6.53%                     May-2030              3,281              3,288          3,288
            6.63%            Jun-2014-Apr-2019              4,818              4,842          5,166
            6.65%            Aug-2007-Aug-2011              2,008              2,153          2,118
            6.70%                     Jan-2011              2,505              2,644          2,552
            6.74%                     Aug-2007             13,450             14,103         13,450
            6.79%                     Aug-2009              7,295              7,286          7,567
            6.80%                     Jul-2016                934                934          1,006
            6.85%                     Aug-2014             45,176             45,142         49,783
            6.88%                     Feb-2028              5,084              5,670          5,469
            6.92%                     Jun-2007              1,432              1,457          1,435
            7.00%                     Jun-2018              4,251              4,251          4,598
            7.01%                     Apr-2031              3,558              3,594          3,927
            7.07%                     Feb-2031             17,967             18,353         19,883
            7.16%                     Jan-2022                 93                 96             92
            7.18%                     Aug-2016                576                576            629
            7.20%            Apr-2010-Aug-2029              9,573              9,318         10,407
            7.25%            Nov-2011-Jul-2012              8,996              8,996          9,292
            7.26%                     Dec-2018             13,819             15,180         15,270
            7.46%                     Aug-2029              9,767             11,126         10,886
            7.50%                     Dec-2014              1,876              1,878          2,051
            7.53%                     Feb-2024              7,097              7,935          7,258
            7.71%                     Feb-2010              9,367              9,437          9,444
            7.75%            Dec-2012-Dec-2024              4,043              4,044          4,456
            8.00%                     Nov-2019              2,229              2,222          2,238
            8.13%            Sep-2012-Aug-2020              9,024              8,998          9,239
            8.38%                     Jan-2022                964                966            970
            8.40%                     Jul-2023                527                518            606
            8.50%            Jan-2007-Sep-2026              5,660              6,073          6,420
            8.63%                     Sep-2028              6,849              6,849          7,831
            9.13%                     Sep-2015              2,979              2,965          2,997
---------------------------------------------------------------------------------------------------
                                                          617,908            627,847        643,177
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
           Total Fannie Mae Securities                $ 1,275,008        $ 1,290,684    $ 1,297,604
===================================================================================================

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

Freddie Mac Securities (13.6% of net assets)

                Interest Rate          Maturity Dates      Face Amount    Amortized Cost         Value
======================================================================================================
Single Family

                        4.00%                Oct-2033        $  11,012         $  10,857     $  10,793
                        4.24%                Jun-2033            4,241             4,225         4,181
                        4.37%                Jul-2035            2,614             2,603         2,580
                        4.50%       Aug-2018-Feb-2019           23,809            23,897        22,996
                        4.83%                Dec-2035           37,547            37,523        37,435
                        4.84%                Feb-2036           15,000            15,000        14,993
                        5.00%       Jan-2019-Nov-2036           72,858            72,316        70,990
                        5.07%                Apr-2035            2,676             2,676         2,663
                        5.43%                Apr-2036            9,847             9,832         9,838
                        5.50%       Oct-2017-Nov-2036           77,533            77,888        76,731
                        6.00%       Mar-2014-Feb-2036          164,687           167,699       165,840
                        6.50%       Feb-2007-Sep-2036           40,382            41,228        41,178
                        7.00%       Mar-2011-Mar-2030            2,895             2,868         2,978
                        7.50%       Jul-2010-Apr-2031            2,726             2,711         2,813
                        8.00%       May-2008-Feb-2030            1,177             1,176         1,221
                        8.50%       Jun-2010-Jan-2025              841               850           887
                        9.00%       Sep-2010-Mar-2025              255               257           271
------------------------------------------------------------------------------------------------------
                                                               470,100           473,606       468,388
------------------------------------------------------------------------------------------------------

Multifamily(1)

                        5.42%                Apr-2016           10,000             9,901        10,111
                        5.65%                Apr-2016           16,316            16,396        16,557
                        8.00%                Feb-2009            2,858             2,850         2,869
------------------------------------------------------------------------------------------------------
                                                                29,174            29,147        29,537
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                              Total Freddie Mac Securities   $ 499,274         $ 502,753     $ 497,925
======================================================================================================

Schedule of Portfolio Investments

September 30, 2006  (Dollars in thousands;unaudited)

Commercial Mortgage-Backed Securities (2.8% of Net Assets)

                   Interest Rate      Maturity Dates                  Face Amount         Amortized Cost                Value
=============================================================================================================================
                       5.37%                Sep-2039                  $    19,000         $       19,094          $    19,052
                       5.41%                Dec-2040                       17,000                 16,685               17,086
                       5.44%                Dec-2044                       25,000                 24,991               24,993
                       5.47%                Apr-2038                       12,000                 11,984               12,219
                       5.61%                Feb-2039                       15,000                 15,143               15,244
                       5.73%                Jul-2044                       12,000                 12,065               12,327
-----------------------------------------------------------------------------------------------------------------------------
       Total Commercial Mortgage Backed Securities                    $   100,000         $       99,962          $   100,921
=============================================================================================================================

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

Government-Sponsored Enterprise Securities (1.2% of net assets)

Issuer             Interest Rate                 Maturity Date         Face Amount      Amortized Cost             Value
========================================================================================================================
Fannie Mae                 6.00%                      Feb-2020          $   45,000        $     45,246         $  44,542
------------------------------------------------------------------------------------------------------------------------
Total Government-Sponsored Enterprise Securities                        $   45,000        $     45,246         $  44,542
========================================================================================================================

Schedule of Portfolio Investments

September 30, 2006  (Dollars in thousands;unaudited)

United States Treasury Securities (2.2% of net assets)

      Interest Rate      Maturity Dates            Face Amount    Amortized Cost               Value
====================================================================================================
          4.88%                Aug-2016           $     31,250       $    31,988         $    31,846
          5.13%                May-2016                 45,000            45,650              46,687
----------------------------------------------------------------------------------------------------
  Total United States Treasury Securities         $     76,250       $    77,638         $    78,533
====================================================================================================

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

State Housing Finance Agency Securities (0.3% of net assets)

               Issuer                           Interest Rate       Maturity Date      Face Amount   Amortized Cost        Value
--------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)
               MA Housing Finance Agency            5.25%                Dec-2048      $     2,500        $   2,500    $   2,540
               MA Housing Finance Agency            5.42%                Jun-2009            2,610            2,610        2,613
               MA Housing Finance Agency            5.92%                Dec-2037            6,710            6,714        6,759
--------------------------------------------------------------------------------------------------------------------------------
               Total State Housing Finance Agency Securities                           $    11,820        $  11,824    $  11,912
--------------------------------------------------------------------------------------------------------------------------------

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands;unaudited)

Other Mutifamily Investments and Commitments (3.0% of net assets)

                   Interest Rates(2)                            Commitment
               Permanent    Construction    Maturity Dates         Amount       Face Amount    Amortized Cost            Value
==============================================================================================================================
Multifamily Construction/Permanent Mortgages

                  5.54%         5.30%              Jul-2017(5)        62,016         58,395            58,466           59,479
                  7.63%           N/A              Jan-2011              813            387               387              397
                  8.63%           N/A              Apr-2025            1,469          1,276             1,276            1,276
                  9.50%           N/A              Apr-2024              760            677               677              677
                  9.75%           N/A              Nov-2018            1,524          1,167             1,167            1,167
------------------------------------------------------------------------------------------------------------------------------
                                                                      66,582         61,902            61,973           62,996
------------------------------------------------------------------------------------------------------------------------------

Privately Insured Construction/Permanent Mortgages(6)

                  5.40%         5.40%              Apr-2047      $     9,000    $     9,000       $     9,008      $     8,703
                  5.55%           N/A              May-2021           12,006         11,217            11,219           11,036
                  5.55%         5.55%              Jan-2047           12,809         12,809            12,811           12,458
                  5.73%         5.73%              Aug-2047            5,575          5,575             5,581            5,529
                  5.95%         5.95%              Mar-2044            4,400          4,333             4,347            4,374
                  6.15%         6.15%              Mar-2045            1,600          1,585             1,592            1,630
                  6.20%         6.20%     Mar-2047-Dec-2047            8,099          3,535             3,560            3,697
------------------------------------------------------------------------------------------------------------------------------
                                                                      53,489         48,054            48,118           47,427
------------------------------------------------------------------------------------------------------------------------------

  Total Other Multifamily Investments and Commitments            $   120,071    $   109,956       $   110,091      $   110,423
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
       Total Long-Term Investments                                              $ 3,583,024       $ 3,605,287      $ 3,612,365
==============================================================================================================================

Schedule of Portfolio Investments

September 30, 2006  (Dollars in thousands;unaudited)

Short-term Investments (2.0% of net assets)

Description                          Maturity Date   Interest Rate      Face Amount     Amortized Cost            Value
=======================================================================================================================
Short-term - Cash Equivalents(7)
Repurchase Agreement
Amalgamated Bank(8)                October 6, 2006       5.10%          $     2,000        $     2,000      $     2,000
-----------------------------------------------------------------------------------------------------------------------
                                                                              2,000              2,000            2,000
-----------------------------------------------------------------------------------------------------------------------

Commercial Paper(9)
CAFCO                               October 2, 2006      5.35%               17,527             17,527           17,527
JUPITER SEC CORP                    October 2, 2006      5.36%               17,998             17,998           17,998
VARIABLE FUNDING CAP                October 2, 2006      5.37%               17,497             17,497           17,497
GREYHAWK FUNDING                    October 2, 2006      5.38%               17,497             17,497           17,497
-----------------------------------------------------------------------------------------------------------------------
                                                                             70,519             70,519           70,519
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                            $    72,519        $    72,519      $    72,519
=======================================================================================================================

=======================================================================================================================
Total Investments                                                       $ 3,655,543        $ 3,677,806      $ 3,684,884
=======================================================================================================================

Schedule of Portfolio Investments

September 30, 2006 (Dollars in thousands; unaudited)

Footnotes

(1) Multifamily MBS securities and forward commitments are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(3)   Tax-exempt bonds collateralized by Ginnie Mae Securities.

(4) During construction this investment is a 100% participation interest in a construction loan enhanced by a letter of credit issued in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.80%. At stabilization, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.80% and a term of ten years.

(5) During construction this investment is a mortgage credit enhanced by a letter of credit issued in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.30%. At the completion of construction, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.54% and a term of ten years.

(6)   Loans insured by Ambac Assurance Corporation.

(7)   Short-term investments with remaining maturities of sixty days or less.

(8) This instrument was purchased in August 2006. The Trust will receive $2,016,767 upon maturity. The underlying collateral for the repurchase agreement is a Ginnie Mae security with a market value of $2,097,438.

(9) Interest rate is yield calculated based on purchase price of discount note.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2006 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government Sponsored Enterprise securities, and United States Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities investments, mortgage securities and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Federal Income Taxes

The Trust's cost for Federal tax purposes approximates book cost. As of September 30, 2006, the amortized cost of investments for federal income tax purposes was $3,677,806. Net realized and unrealized losses aggregated to $18,146 as of September 30, 2006, of which $15,347 related to net realized losses on investments and $2,799 related to unrealized losses on investments.

Item 2. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


By: /s/ Stephen Coyle
    ----------------------------
    Name:  Stephen Coyle
    Title: Chief Executive Officer

Date: November 16, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.


/s/ Stephen Coyle
-----------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 16, 2006


/s/ Erica Khatchadourian
-----------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 16, 2006